SUPPLEMENTAL CASH FLOW INFORMATION - Interest and Income Taxes Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Statement [Abstract]
Interest paid	$ 103	$ 74	$ 46
Income taxes paid	$ 41	$ 9	$ 4